ACQUISITION AFTER BALANCE SHEET DATE (Tables)	12 Months Ended
Dec. 31, 2013
Acquisition after Balance Sheet Date [Abstract]
Details of purchase consideration, net assets aquired and goodwill
The provisional fair values allocated to each class of identifiable assets of Golar Igloo and the difference between the purchase price and net assets acquired was calculated as follows:

(in thousands of $)			March 28, 2014
Purchase consideration		(1)	152,059
Less: Fair value of net assets (liabilities) acquired:
Vessel including allocation to charter (if applicable)	310,000
Fair value of interest rate swap	3,329
Long-term debt	(161,270)
Others	—	(2)
Subtotal			(152,059)
Difference between the purchase price and fair value of net assets acquired			—
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(1) This includes the purchase consideration for the vessel less the fair value of the assumed bank debt plus fair value of the interest rate swap asset but excludes any working capital adjustments which will be available upon finalization of the results of the Golar Igloo for the first quarter of 2014.
(2) This information will be available upon finalization of the results of the Golar Igloo for the first quarter of 2014.